Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 208,544	£ 180,365	£ 189,686
Cash collateral and settlement balances	124,519	113,987
Debt securities at amortised cost	55,153	50,227
Loans and advances at amortised cost to banks	9,036	8,780
Loans and advances at amortised cost to customers	141,750	136,047
Reverse repurchase agreements and other similar secured lending at amortised cost	17,662	3,393
Trading portfolio assets	189,743	166,244
Financial assets at fair value through the income statement	185,002	191,845
Derivative financial instruments	252,192	292,356
Financial assets at fair value through other comprehensive income	42,818	51,010
Investments in associates and joint ventures	14	14
Goodwill and intangible assets	1,303	1,425
Property, plant and equipment	1,603	1,546
Current tax assets	376	785
Deferred tax assets	2,936	4,133
Retirement benefit assets	3,240	3,263
Assets included in disposal group classified as held for sale	5,932	9,854
Other assets	3,650	3,250
Total assets	1,245,473	1,218,524	1,185,200
Liabilities
Deposits at amortised cost from banks	20,393	13,252
Deposits at amortised cost from customers	324,358	306,124
Cash collateral and settlement balances	116,811	104,627
Repurchase agreements and other similar secured borrowing at amortised cost	18,651	29,397
Debt securities in issue	57,229	35,803
Subordinated liabilities	45,239	41,875	35,903
Trading portfolio liabilities	56,829	56,182
Financial liabilities designated at fair value	293,527	279,777
Derivative financial instruments	240,757	279,331
Current tax liabilities	611	404
Deferred tax liabilities	1	2
Retirement benefit liabilities	157	164
Provisions	766	736
Liabilities included in disposal group classified as held for sale	0	3,726
Other liabilities	7,831	7,904
Total liabilities	1,183,160	1,159,304	1,124,700
Equity
Called up share capital and share premium	2,346	2,348
Other equity instruments	10,446	9,604
Other reserves	(179)	(1,302)
Retained earnings	49,700	48,570
Total equity	62,313	59,220	£ 60,504	£ 58,953
Total liabilities and equity	£ 1,245,473	£ 1,218,524